COMPANY’S OPERATIONS (Details Narrative) - BRL (R$)					3 Months Ended	12 Months Ended
	May 04, 2021	Mar. 09, 2021	May 07, 2020	Mar. 27, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCompanysOperationsLineItems [Line Items]
Capital reserve						R$ 141,834,000	R$ 141,834,000	R$ 141,834,000
Other equity transaction							20,658
Incurred expenses						211,263,000	233,323,000	494,139,000
Revenue						48,343,305,000	39,469,700,000	33,446,980,000
Profit (loss)						437,384,000	1,524,997,000	162,524,000
Administrative expenses						822,960,000	832,858,000	R$ 685,089,000
Description of payment arrangement				On March 27, 2020, the parties reached an agreement to settle this class action by the payment of an amount equivalent to R$204,436 (USD40,000), to resolve all pending and prospective claims by individuals or entities which purchased or otherwise acquired BRF’s ADRs between April 4, 2013 and March 5, 2018. Since this event evidenced an existing condition as of December 31, 2019, the settlement was reflected in Other Operating Expenses (note 26), with a corresponding increase in deferred income tax of R$69,508 (note 10) in the year ended on December 31, 2019.
Joody Al Sharqiya Food Production Factory [Member] | Share Purchase Agreement [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction closing date			Jan. 18, 2021
Percentage of ownership			100.00%
B R F Al Yasra Food K S C C B R F A F C [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount		R$ 238,421
Capital reserve		R$ 79,673
Banvit bandirma vitaminli [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount	R$ 13,059
Capital reserve	R$ 76,148
Hercosul distribuicao ltda [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Contingent liability						5,038,000
Incurred expenses						19,861,000
Revenue						133,280,000
Profit (loss)						2,465,000
Mogiana alimentos sa [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Revenue						173,909,000
Profit (loss)						12,873,000
Administrative expenses						R$ 9,526,000
Carne Fraca And Trapaca [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Incurred expenses					R$ 9,003,000		R$ 28,004,000